CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value per share (in usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	100,000,000	100,000,000
Common stock, shares issued	37,138,499	22,421,509	22,070,165
Common stock, shares outstanding	37,138,499	22,421,509	22,070,165
Series A Convertible Preferred Stock
Preferred stock, par value (in usd per share)		$ 0.001	$ 0.001
Preferred stock, par value (in usd per share)	$ 0.001
Preferred stock, shares authorized	0	7,300,000	7,300,000
Preferred stock, shares issued		7,250,885	7,250,885
Preferred stock, shares outstanding	0	7,250,885	7,250,885
Series B Convertible Preferred Stock
Preferred stock, par value (in usd per share)		$ 0.001	$ 0.001
Preferred stock, par value (in usd per share)	$ 0.001
Preferred stock, shares authorized	0	6,500,000	5,249,000
Preferred stock, shares issued		6,301,290	3,263,368
Preferred stock, shares outstanding	0	6,301,290	3,263,368
Pro Forma [Member]
Common stock, shares issued		27,998,536
Common stock, shares outstanding		27,998,536
Pro Forma [Member] | Series A Convertible Preferred Stock
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Pro Forma [Member] | Series B Convertible Preferred Stock
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0